FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 2,199		$ 2,199		$ 1,991
Cash equivalents	1,130		1,130		1,248
Financial assets	22,135		22,135		21,889
Derivative financial assets	369		369		522
Derivative financial liabilities	(332)		(332)		(332)
Financial liabilities	50,619		50,619		47,413
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	935		935		993	$ 828
Financial liabilities	26		26		25	$ 284
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	90		90		177
Derivative financial liabilities	98		98		135
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	97		97		220
Derivative financial liabilities	69		69		52
Fair value hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	72		72		71
Derivative financial liabilities	66		66		28
FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,572		4,572		4,767
FVOCI | Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedges of net investments in foreign operations, before tax	(147)	$ 110	(188)	$ 145
FVOCI | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedges of net investments in foreign operations, before tax	(6)	$ 101	(94)	$ 241
Equity investments | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	608		608		466
Other financial assets, debt instruments at FVTPL | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 3,778		$ 3,778		$ 3,904